ADVANCE TO VENDORS, NET (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Advance To Vendors Current Abstract
Schedule of Advance to Vendors, Net
	September 30,	March 31,
	2025	2025
Prepayment for goods	$3,262,248	$1,703,313
Other prepayments	14,511	14,318
Less: allowance for doubtful accounts	(585,275)	(266,351)
Advance to vendors, net	$2,691,484	$1,451,280

Advance to vendors, net consists of the following:

	March 31,	March 31,
	2025	2024
Prepayment for goods	$1,703,313	$2,007,865
Other prepayments	14,318	4,479
Less: allowance for doubtful accounts	(266,351)	(175,135)
Advance to vendors, net	$1,451,280	$1,837,209

Schedule of Allowance for Doubtful Accounts for Advance to Vendors
	September 30,	March 31,
	2025	2025
Beginning balance	$266,351	$175,135
Additions	310,532	92,604
Foreign currency translation adjustments	8,392	(1,388)
Ending balance	$585,275	$266,351

Allowance for doubtful accounts for advance to vendors movement is as follows:

	March 31,	March 31,
	2025	2024
Beginning balance	$175,135	$254,538
Additions (reversal)	92,604	(67,570)
Foreign currency translation adjustments	(1,388)	(11,833)
Ending balance	$266,351	$175,135